Selected Statement of Operations Data - Cost of Revenues (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
1) Cost of products sold:
Materials and subcontractors	$ 185,431	$ 125,043	$ 103,417
Labor costs	26,006	20,753	15,700
Overhead and other expenses	12,544	10,906	10,484
Cost of products sold	223,981	156,702	129,601
2) Cost of services rendered:
Materials consumed	51,167	44,088	45,704
Labor costs	37,135	34,117	35,954
Overhead and other expenses	17,270	13,548	22,188
Cost of services rendered	$ 105,572	$ 91,753	$ 103,846